LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (77,989)	$ (311,229)
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation (in shares)	364,610,589	340,779,779